CASH AND RESTRICTED CASH (Tables)	3 Months Ended
Mar. 31, 2024
Summary of reconciliation of cash and restricted cash as shown in the condensed statements of cash flows

For the Three Months
Ended
March 31, 2024
Cash and cash equivalents	$7,194,912
Cash segregated - customers	20,161,017
Cash segregated - PAB	200,762
Total cash and restricted cash shown in the statement of cash flows.	$27,556,691